Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

15. Related party transactions

UK Government

In May 2025, the UK Government through His Majesty’s Treasury (HMT) sold its remaining shareholding in NatWest Group plc. Under UK listing rules the UK Government and UK Government-controlled bodies remained related parties until 12 July 2025, 12 months after the UK Government shareholding in NatWest Group plc fell below 20%.

NatWest Group enters into transactions with many of these bodies. Transactions include the payment of: taxes – principally UK corporation tax and value added tax; national insurance contributions; local authority rates; regulatory fees and levies; together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

NatWest Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

15. Related party transactions continued

Other related parties

(a)  In their roles as providers of finance, NatWest Group companies provide development and other types of capital support to businesses. These investments are made in the normal course of business.

(b)  To further strategic partnerships, NatWest Group may seek to invest in third parties or allow third parties to hold a minority interest in a subsidiary of NatWest Group. We disclose as related parties for associates and joint ventures and where equity interests are over 10%. Ongoing business transactions with these entities are on normal commercial terms.

(c)  NatWest Group recharges the NatWest Group Pension Fund with the cost of pension management services incurred by it.

(d)  In accordance with IAS 24, transactions or balances between NatWest Group entities that have been eliminated on consolidation are not reported.

Full details of NatWest Group’s related party transactions for the year ended 31 December 2024 are included in the NatWest Group plc 2024 Annual Report on Form 20 - F.